Mineral Property Interests	12 Months Ended
Jul. 31, 2019
Mineral Property Interests
Mineral Property Interests

4.	Mineral Property Interests

	July 31, 2019	July 31, 2018
Angel’s Camp royalty	$1	$1

(a)	Angel’s Camp Property

The Company retains a 1% net smelter return royalty payable to the Company on any production from the Angel’s Camp property located in Lake County, Oregon. The royalty is recorded at a nominal amount of $1.